Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Right of Use Assets and Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Right of Use Assets and Lease Liabilities [Abstract]
Cost, Right-of-use assets	$ 3,833,184	$ 1,926,936
Accumulated Depreciation, Right-of-use assets	1,359,281	570,482
Accumulated Depreciation, Net book value	$ 2,473,903	$ 1,356,454